Note 18 - Net Earnings (Loss) Per Common Share (Tables)	12 Months Ended
Dec. 31, 2016
Notes Tables
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
	2016	2015	2014

Shares issued and outstanding at beginning of year	38,504,311	35,806,955	35,801,732
Weighted average number of shares:
Issued during the year	91,754	1,389,361	335,253
Repurchased during the year	-	-	(220,333)
Weighted average number of shares used in computing basic earnings per share	38,596,065	37,196,316	35,916,652
Assumed exercise of stock options acquired under the treasury stock method	271,771	389,937	392,326
Number of shares used in computing diluted earnings per share	38,867,836	37,586,253	36,308,978